Defined benefit plans - Summary of composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Equity securities	₩ 0	₩ 74,631
Debt securities	43,607	23,713
Due from banks	1,915,361	1,900,963
Other	337,717	139,017
Plan assets	₩ 2,296,685	₩ 2,138,324